Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	524,087	$10,420,330

Automobile Components — 0.8%
Magna International Inc.	447,395	24,121,315

Banks — 22.6%
Bank of Montreal	1,188,303	97,537,262
Bank of Nova Scotia (The)	1,986,902	88,879,437
Canadian Imperial Bank of Commerce	1,523,611	62,990,219
National Bank of Canada	557,708	36,957,223
Royal Bank of Canada	2,300,029	207,840,787
Toronto-Dominion Bank (The)	2,999,058	182,867,503
		677,072,431
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	86,329	8,979,947
Dollarama Inc.	467,217	33,932,153
		42,912,100
Capital Markets — 4.1%
Brookfield Asset Management Ltd.	577,473	20,218,683
Brookfield Corp., Class A	2,296,226	80,988,523
IGM Financial Inc.	137,375	3,410,710
Onex Corp.	111,096	7,515,017
TMX Group Ltd.	460,927	9,952,586
		122,085,519
Chemicals — 1.5%
Nutrien Ltd.	817,104	43,704,933

Commercial Services & Supplies — 1.4%
Element Fleet Management Corp.	643,238	10,362,344
GFL Environmental Inc.	384,238	11,026,366
RB Global Inc.	300,271	19,085,725
		40,474,435
Construction & Engineering — 1.4%
Stantec Inc.	182,535	13,602,520
WSP Global Inc.	205,719	28,475,772
		42,078,292
Consumer Staples Distribution & Retail — 4.4%
Alimentation Couche-Tard Inc.	1,274,118	72,675,289
Empire Co. Ltd., Class A, NVS	238,758	6,489,108
George Weston Ltd.	103,064	12,087,870
Loblaw Companies Ltd.	259,057	22,336,614
Metro Inc.	379,201	19,005,461
		132,594,342
Containers & Packaging — 0.3%
CCL Industries Inc., Class B, NVS	245,205	10,106,721

Diversified Telecommunication Services — 0.8%
BCE Inc.	120,325	4,737,805
Quebecor Inc., Class B	251,599	5,582,848
TELUS Corp.	790,937	14,152,291
		24,472,944
Electric Utilities — 2.1%
Emera Inc.	450,275	15,824,912
Fortis Inc.	798,571	31,991,097
Hydro One Ltd.(b)	543,360	15,104,123
		62,920,132
Food Products — 0.3%
Saputo Inc.	419,671	8,158,680
Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	465,760	$9,473,434

Ground Transportation — 7.8%
Canadian National Railway Co.	918,672	106,602,375
Canadian Pacific Kansas City Ltd.	1,535,195	110,522,274
TFI International Inc.	134,342	15,895,908
		233,020,557
Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International Inc.	473,948	33,708,480

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	222,388	5,899,973
Northland Power Inc.	416,190	6,766,020
		12,665,993
Insurance — 7.9%
Fairfax Financial Holdings Ltd.	35,116	32,277,632
Great-West Lifeco Inc.	460,995	14,734,038
iA Financial Corp. Inc.	167,456	11,181,833
Intact Financial Corp.	293,287	45,453,595
Manulife Financial Corp.	2,996,418	58,693,976
Power Corp. of Canada	949,111	26,264,135
Sun Life Financial Inc.	967,734	48,866,306
		237,471,515
IT Services — 6.0%
CGI Inc.(a)	344,427	35,020,150
Shopify Inc., Class A(a)	1,983,421	144,486,655
		179,506,805
Leisure Products — 0.1%
BRP Inc.	56,745	3,504,352

Metals & Mining — 8.0%
Agnico Eagle Mines Ltd.	815,767	43,795,737
Barrick Gold Corp.	2,891,043	50,792,192
First Quantum Minerals Ltd.	968,320	7,928,100
Franco-Nevada Corp.	316,485	35,446,693
Ivanhoe Mines Ltd., Class A(a)	1,003,005	8,951,244
Kinross Gold Corp.	2,017,366	11,893,532
Lundin Mining Corp.	1,082,800	7,500,881
Pan American Silver Corp.	601,294	9,420,767
Teck Resources Ltd., Class B	759,596	28,616,049
Wheaton Precious Metals Corp.	747,498	36,549,978
		240,895,173
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp.	1,075,157	6,631,832
Canadian Utilities Ltd., Class A, NVS	218,531	4,895,790
		11,527,622
Oil, Gas & Consumable Fuels — 18.9%
ARC Resources Ltd.	999,043	15,932,268
Cameco Corp.	712,763	32,729,476
Canadian Natural Resources Ltd.	1,797,905	120,054,661
Cenovus Energy Inc.	2,344,862	41,593,889
Enbridge Inc.	3,504,000	122,347,559
Imperial Oil Ltd.	327,460	18,448,961
Keyera Corp.	378,467	9,530,357
MEG Energy Corp.(a)	468,834	8,865,677
Parkland Corp.	233,536	7,643,121
Pembina Pipeline Corp.	908,493	30,389,106
Suncor Energy Inc.	2,143,836	70,684,419
TC Energy Corp.	1,696,230	63,614,094
Tourmaline Oil Corp.	531,608	25,731,245
		567,564,833

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	94,041	$6,820,823

Passenger Airlines — 0.1%
Air Canada(a)(c)	287,936	3,740,972

Professional Services — 1.2%
Thomson Reuters Corp.	262,004	36,604,678

Real Estate Management & Development — 0.3%
FirstService Corp.	65,918	10,344,212

Residential REITs — 0.2%
Canadian Apartment Properties REIT	134,724	4,589,919

Retail REITs — 0.1%
RioCan REIT	240,824	3,100,479

Software — 3.6%
Constellation Software Inc./Canada	33,185	77,947,272
Descartes Systems Group Inc. (The)(a)	140,054	11,376,065
Open Text Corp.	445,631	17,829,181
		107,152,518
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	292,939	10,604,049

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	135,784	10,957,182

Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Class B, NVS	583,858	25,140,811

Total Common Stocks — 99.7%
(Cost: $3,425,240,126)		2,989,516,581

Warrants

Software — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD)(a)(d)	34,014	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $3,425,240,126)		2,989,516,581
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	23,498	$23,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	1,140,000	1,140,000

Total Short-Term Securities — 0.0%
(Cost: $1,163,491)		1,163,510

Total Investments — 99.7%
(Cost: $3,426,403,617)		2,990,680,091

Other Assets Less Liabilities — 0.3%		9,413,150

Net Assets — 100.0%		$3,000,093,241

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,223	$—	$(10,718	)(a)	$4	$1	$23,510	23,498	$7	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—	(190,000	)(a)	—	—	1,140,000	1,140,000	12,359		—
					$4	$1	$1,163,510		$12,366		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
S&P/TSE 60 Index	57	12/14/23	$10,249	$442,654

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,989,516,581	$—	$—	$2,989,516,581
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,163,510	—	—	1,163,510
	$2,990,680,091	$—	$—	$2,990,680,091
Derivative Financial Instruments(a)
Assets
Equity Contracts	$442,654	$—	$—	$442,654

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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